UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-06698

DWS Equity 500 Index Portfolio
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  12/31

Date of reporting period: 3/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2010 (Unaudited)

DWS Equity 500 Index Portfolio

	Shares	Value ($)
Common Stocks 98.8%
Consumer Discretionary 10.0%
Auto Components 0.2%
Goodyear Tire & Rubber Co.*	55,496	701,469
Johnson Controls, Inc. (a)	159,701	5,268,536

		5,970,005
Automobiles 0.5%
Ford Motor Co.* (a)	801,730	10,077,746
Harley-Davidson, Inc. (a)	54,582	1,532,117

		11,609,863
Distributors 0.1%
Genuine Parts Co. (a)	38,672	1,633,505
Diversified Consumer Services 0.2%
Apollo Group, Inc. "A"* (a)	30,383	1,862,174
DeVry, Inc.	14,600	951,920
H&R Block, Inc.	81,782	1,455,720

		4,269,814
Hotels Restaurants & Leisure 1.5%
Carnival Corp. (Units)	104,179	4,050,480
Darden Restaurants, Inc.	33,280	1,482,291
International Game Technology	71,464	1,318,511
Marriott International, Inc. "A" (a)	59,733	1,882,784
McDonald's Corp.	256,506	17,114,080
Starbucks Corp.*	175,701	4,264,263
Starwood Hotels & Resorts Worldwide, Inc. (a)	45,393	2,117,130
Wyndham Worldwide Corp.	40,914	1,052,717
Wynn Resorts Ltd. (a)	16,000	1,213,280
Yum! Brands, Inc.	111,131	4,259,651

		38,755,187
Household Durables 0.4%
D.R. Horton, Inc. (a)	65,300	822,780
Fortune Brands, Inc. (a)	35,754	1,734,427
Harman International Industries, Inc.*	17,600	823,328
Leggett & Platt, Inc. (a)	34,070	737,275
Lennar Corp. "A" (a)	39,900	686,679
Newell Rubbermaid, Inc.	68,350	1,038,920
Pulte Group, Inc.* (a)	73,197	823,466
Stanley Black & Decker, Inc.	36,696	2,106,717
Whirlpool Corp.	18,133	1,582,104

		10,355,696
Internet & Catalog Retail 0.6%
Amazon.com, Inc.*	81,367	11,043,943
Expedia, Inc.	49,270	1,229,779
Priceline.com, Inc.* (a)	11,024	2,811,120

		15,084,842
Leisure Equipment & Products 0.1%
Eastman Kodak Co.* (a)	71,031	411,270
Hasbro, Inc.	28,185	1,078,922
Mattel, Inc.	86,214	1,960,506

		3,450,698
Media 3.0%
CBS Corp. "B" (a)	158,054	2,203,273
Comcast Corp. "A" (a)	674,063	12,685,866
DIRECTV "A"*	222,710	7,529,825
Discovery Communications, Inc. "A"* (a)	67,846	2,292,516
Gannett Co., Inc. (a)	57,969	957,648
Interpublic Group of Companies, Inc.* (a)	117,695	979,222
McGraw-Hill Companies, Inc.	75,293	2,684,195
Meredith Corp. (a)	10,038	345,408
New York Times Co. "A"* (a)	24,542	273,153
News Corp. "A"	532,608	7,674,881
Omnicom Group, Inc.	74,483	2,890,685
Scripps Networks Interactive "A"	20,600	913,610
Time Warner Cable, Inc. (a)	84,375	4,498,031
Time Warner, Inc. (a)	273,351	8,547,686
Viacom, Inc. "B"*	142,853	4,911,286
Walt Disney Co. (a)	461,145	16,098,572
Washington Post Co. "B" (a)	1,500	666,270

		76,152,127
Multiline Retail 0.9%
Big Lots, Inc.*	18,796	684,550
Family Dollar Stores, Inc.	32,072	1,174,156
J.C. Penney Co., Inc.	57,475	1,848,971
Kohl's Corp.*	73,365	4,018,935
Macy's, Inc.	101,650	2,212,921
Nordstrom, Inc.	38,532	1,574,032
Sears Holdings Corp.* (a)	11,718	1,270,583
Target Corp.	178,629	9,395,885

		22,180,033
Specialty Retail 2.0%
Abercrombie & Fitch Co. "A"	22,200	1,013,208
AutoNation, Inc.* (a)	22,500	406,800
AutoZone, Inc.*	6,790	1,175,281
Bed Bath & Beyond, Inc.* (a)	62,112	2,718,021
Best Buy Co., Inc.	82,731	3,519,377
GameStop Corp. "A"* (a)	41,500	909,265
Home Depot, Inc. (a)	404,518	13,086,157
Limited Brands, Inc. (a)	64,740	1,593,899
Lowe's Companies, Inc.	350,856	8,504,749
O'Reilly Automotive, Inc.* (a)	32,500	1,355,575
Office Depot, Inc.*	69,059	551,091
RadioShack Corp.	27,995	633,527
Ross Stores, Inc. (a)	30,101	1,609,501
Staples, Inc.	172,074	4,024,811
The Gap, Inc.	114,558	2,647,435
The Sherwin-Williams Co.	21,305	1,441,922
Tiffany & Co.	29,316	1,392,217
TJX Companies, Inc. (a)	98,599	4,192,430
Urban Outfitters, Inc.*	31,961	1,215,477

		51,990,743
Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.	73,853	2,918,671
NIKE, Inc. "B" (a)	92,907	6,828,664
Polo Ralph Lauren Corp.	13,400	1,139,536
VF Corp.	20,840	1,670,326

		12,557,197
Consumer Staples 11.1%
Beverages 2.5%
Brown-Forman Corp. "B"	25,522	1,517,283
Coca-Cola Co.	548,026	30,141,430
Coca-Cola Enterprises, Inc.	75,424	2,086,228
Constellation Brands, Inc. "A"*	49,400	812,136
Dr. Pepper Snapple Group, Inc.	60,097	2,113,612
Molson Coors Brewing Co. "B" (a)	38,804	1,632,096
PepsiCo, Inc.	388,570	25,707,791

		64,010,576
Food & Staples Retailing 2.6%
Costco Wholesale Corp. (a)	103,599	6,185,896
CVS Caremark Corp.	330,291	12,075,439
Kroger Co.	154,927	3,355,719
Safeway, Inc. (a)	90,559	2,251,297
SUPERVALU, Inc.	47,691	795,486
Sysco Corp.	139,382	4,111,769
Wal-Mart Stores, Inc.	507,151	28,197,595
Walgreen Co. (a)	233,908	8,675,648
Whole Foods Market, Inc.* (a)	40,774	1,473,980

		67,122,829
Food Products 1.8%
Archer-Daniels-Midland Co.	151,744	4,385,402
Campbell Soup Co. (a)	45,570	1,610,899
ConAgra Foods, Inc.	106,773	2,676,799
Dean Foods Co.*	40,200	630,738
General Mills, Inc.	78,930	5,587,455
H.J. Heinz Co.	76,140	3,472,745
Hormel Foods Corp.	15,500	651,155
Kellogg Co.	61,234	3,271,733
Kraft Foods, Inc. "A" (a)	414,410	12,531,758
McCormick & Co., Inc. (a)	30,900	1,185,324
Mead Johnson Nutrition Co.	49,394	2,569,970
Sara Lee Corp.	164,528	2,291,875
The Hershey Co.	39,460	1,689,283
The J.M. Smucker Co.	28,057	1,690,715
Tyson Foods, Inc. "A"	69,700	1,334,755

		45,580,606
Household Products 2.5%
Clorox Co.	33,932	2,176,398
Colgate-Palmolive Co. (a)	117,302	10,001,169
Kimberly-Clark Corp.	99,003	6,225,309
Procter & Gamble Co.	690,414	43,682,494

		62,085,370
Personal Products 0.2%
Avon Products, Inc.	101,097	3,424,155
Estee Lauder Companies, Inc. "A"	27,300	1,770,951

		5,195,106
Tobacco 1.5%
Altria Group, Inc.	495,945	10,176,791
Lorillard, Inc.	36,454	2,742,799
Philip Morris International, Inc.	446,672	23,298,412
Reynolds American, Inc.	40,790	2,201,844

		38,419,846
Energy 10.8%
Energy Equipment & Services 1.8%
Baker Hughes, Inc. (a)	74,702	3,499,042
BJ Services Co.	68,228	1,460,079
Cameron International Corp.*	58,682	2,515,111
Diamond Offshore Drilling, Inc. (a)	16,330	1,450,267
FMC Technologies, Inc.*	29,106	1,881,121
Halliburton Co.	214,168	6,452,882
Helmerich & Payne, Inc.	25,252	961,596
Nabors Industries Ltd.*	67,638	1,327,734
National-Oilwell Varco, Inc.	99,144	4,023,264
Rowan Companies, Inc.* (a)	27,539	801,660
Schlumberger Ltd. (a)	284,790	18,072,773
Smith International, Inc.	59,360	2,541,795

		44,987,324
Oil, Gas & Consumable Fuels 9.0%
Anadarko Petroleum Corp.	117,566	8,562,332
Apache Corp.	79,855	8,105,283
Cabot Oil & Gas Corp.	23,300	857,440
Chesapeake Energy Corp. (a)	155,500	3,676,020
Chevron Corp.	477,750	36,227,782
ConocoPhillips	353,132	18,069,764
CONSOL Energy, Inc.	52,812	2,252,960
Denbury Resources, Inc.* (a)	94,618	1,596,206
Devon Energy Corp.	106,517	6,862,890
El Paso Corp. (a)	170,398	1,847,114
EOG Resources, Inc.	60,075	5,583,371
ExxonMobil Corp. (a)	1,122,693	75,197,977
Hess Corp.	68,265	4,269,976
Marathon Oil Corp.	166,410	5,265,212
Massey Energy Co.	21,828	1,141,386
Murphy Oil Corp.	45,718	2,568,894
Noble Energy, Inc.	41,891	3,058,043
Occidental Petroleum Corp. (a)	193,328	16,343,949
Peabody Energy Corp.	64,531	2,949,067
Pioneer Natural Resources Co.	27,400	1,543,168
Range Resources Corp. (a)	38,142	1,787,716
Southwestern Energy Co.*	81,736	3,328,290
Spectra Energy Corp. (a)	151,873	3,421,699
Sunoco, Inc.	29,272	869,671
Tesoro Corp. (a)	34,500	479,550
Valero Energy Corp.	136,801	2,694,980
Williams Companies, Inc. (a)	138,123	3,190,641
XTO Energy, Inc.	138,894	6,553,019

		228,304,400
Financials 16.3%
Capital Markets 2.7%
Ameriprise Financial, Inc. (a)	61,170	2,774,671
Bank of New York Mellon Corp. (a)	286,695	8,853,142
Charles Schwab Corp. (a)	231,233	4,321,745
E*TRADE Financial Corp.*	365,269	602,694
Federated Investors, Inc. "B" (a)	21,700	572,446
Franklin Resources, Inc. (a)	35,076	3,889,928
Invesco Ltd.	101,081	2,214,685
Janus Capital Group, Inc.	46,279	661,327
Legg Mason, Inc.	39,500	1,132,465
Morgan Stanley	331,257	9,702,517
Northern Trust Corp.	62,605	3,459,552
State Street Corp. (a)	117,868	5,320,561
T. Rowe Price Group, Inc. (a)	60,676	3,332,933
The Goldman Sachs Group, Inc.	125,095	21,344,960

		68,183,626
Commercial Banks 3.1%
BB&T Corp. (a)	162,892	5,276,072
Comerica, Inc. (a)	41,623	1,583,339
Fifth Third Bancorp. (a)	190,491	2,588,773
First Horizon National Corp. (a)	54,111	760,256
Huntington Bancshares, Inc. (a)	175,296	941,339
KeyCorp	201,683	1,563,043
M&T Bank Corp. (a)	19,100	1,516,158
Marshall & Ilsley Corp.	127,899	1,029,587
PNC Financial Services Group, Inc. (a)	121,718	7,266,565
Regions Financial Corp.	285,219	2,238,969
SunTrust Banks, Inc.	117,692	3,152,969
US Bancorp.	452,855	11,719,887
Wells Fargo & Co. (a)	1,230,972	38,307,849
Zions Bancorp. (a)	34,256	747,466

		78,692,272
Consumer Finance 0.8%
American Express Co.	284,610	11,743,008
Capital One Financial Corp. (a)	108,671	4,500,066
Discover Financial Services	130,132	1,938,967
SLM Corp.*	112,165	1,404,306

		19,586,347
Diversified Financial Services 4.6%
Bank of America Corp.	2,384,355	42,560,737
Citigroup, Inc.* (a)	4,666,435	18,899,062
CME Group, Inc. (a)	15,873	5,017,614
IntercontinentalExchange, Inc.*	17,348	1,946,099
JPMorgan Chase & Co.	945,206	42,297,968
Leucadia National Corp.* (a)	45,200	1,121,412
Moody's Corp. (a)	46,100	1,371,475
NYSE Euronext (a)	62,900	1,862,469
The NASDAQ OMX Group, Inc.*	35,500	749,760

		115,826,596
Insurance 3.8%
Aflac, Inc.	111,527	6,054,801
Allstate Corp.	128,989	4,167,635
American International Group, Inc.* (a)	31,061	1,060,422
Aon Corp.	63,992	2,733,098
Assurant, Inc.	28,900	993,582
Berkshire Hathaway, Inc. "B"* (a)	393,220	31,956,957
Chubb Corp.	77,559	4,021,434
Cincinnati Financial Corp.	39,034	1,128,083
Genworth Financial, Inc. "A"*	114,800	2,105,432
Hartford Financial Services Group, Inc.	105,476	2,997,628
Lincoln National Corp.	72,774	2,234,162
Loews Corp.	84,123	3,136,105
Marsh & McLennan Companies, Inc.	127,753	3,119,728
MetLife, Inc. (a)	194,190	8,416,195
Principal Financial Group, Inc.	76,919	2,246,804
Progressive Corp. (a)	161,614	3,085,211
Prudential Financial, Inc.	110,588	6,690,574
The Travelers Companies, Inc.	121,968	6,578,954
Torchmark Corp.	20,010	1,070,735
Unum Group	79,694	1,974,020
XL Capital Ltd. "A"	79,832	1,508,825

		97,280,385
Real Estate Investment Trusts 1.2%
Apartment Investment & Management Co. "A" (REIT)	28,316	521,298
AvalonBay Communities, Inc. (REIT) (a)	19,546	1,687,797
Boston Properties, Inc. (REIT) (a)	32,500	2,451,800
Equity Residential (REIT) (a)	67,460	2,641,059
HCP, Inc. (REIT)	69,455	2,292,015
Health Care REIT, Inc. (REIT)	29,800	1,347,854
Host Hotels & Resorts, Inc. (REIT) (a)	157,587	2,308,649
Kimco Realty Corp. (REIT) (a)	94,600	1,479,544
Plum Creek Timber Co., Inc. (REIT) (a)	37,648	1,464,884
ProLogis (REIT) (a)	113,700	1,500,840
Public Storage (REIT)	32,130	2,955,639
Simon Property Group, Inc. (REIT) (a)	68,509	5,747,905
Ventas, Inc. (REIT) (a)	37,400	1,775,752
Vornado Realty Trust (REIT) (a)	37,972	2,874,480

		31,049,516
Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc. "A"* (a)	66,300	1,050,855
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc.	109,568	1,551,483
People's United Financial, Inc.	87,775	1,372,801

		2,924,284
Health Care 12.0%
Biotechnology 1.5%
Amgen, Inc.*	232,529	13,895,933
Biogen Idec, Inc.*	64,521	3,700,924
Celgene Corp.*	109,709	6,797,570
Cephalon, Inc.* (a)	17,200	1,165,816
Genzyme Corp.*	63,084	3,269,644
Gilead Sciences, Inc.*	213,498	9,709,889

		38,539,776
Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	142,570	8,297,574
Becton, Dickinson & Co. (a)	56,471	4,445,962
Boston Scientific Corp.*	365,343	2,637,776
C.R. Bard, Inc.	23,074	1,998,670
CareFusion Corp.*	42,734	1,129,460
DENTSPLY International, Inc.	35,600	1,240,660
Hospira, Inc.*	38,522	2,182,271
Intuitive Surgical, Inc.* (a)	9,397	3,271,378
Medtronic, Inc.	261,830	11,790,205
St. Jude Medical, Inc.*	76,310	3,132,525
Stryker Corp. (a)	66,148	3,784,989
Varian Medical Systems, Inc.* (a)	29,200	1,615,636
Zimmer Holdings, Inc.*	49,801	2,948,219

		48,475,325
Health Care Providers & Services 2.2%
Aetna, Inc.	102,195	3,588,066
AmerisourceBergen Corp.	66,710	1,929,253
Cardinal Health, Inc. (a)	87,079	3,137,456
CIGNA Corp.	64,275	2,351,180
Coventry Health Care, Inc.*	34,358	849,330
DaVita, Inc.*	25,000	1,585,000
Express Scripts, Inc.*	65,617	6,677,186
Humana, Inc.*	41,251	1,929,309
Laboratory Corp. of America Holdings* (a)	24,900	1,885,179
McKesson Corp.	64,367	4,230,199
Medco Health Solutions, Inc.*	110,709	7,147,373
Patterson Companies, Inc.	20,600	639,630
Quest Diagnostics, Inc. (a)	35,002	2,040,267
Tenet Healthcare Corp.*	97,748	559,119
UnitedHealth Group, Inc.*	273,994	8,951,384
WellPoint, Inc.*	105,731	6,806,962

		54,306,893
Life Sciences Tools & Services 0.4%
Life Technologies Corp.*	43,003	2,247,767
Millipore Corp.* (a)	13,681	1,444,713
PerkinElmer, Inc.	30,063	718,506
Thermo Fisher Scientific, Inc.* (a)	97,520	5,016,429
Waters Corp.* (a)	22,805	1,540,249

		10,967,664
Pharmaceuticals 6.0%
Abbott Laboratories	369,896	19,486,121
Allergan, Inc.	72,524	4,737,268
Bristol-Myers Squibb Co. (a)	408,547	10,908,205
Eli Lilly & Co. (a)	241,880	8,760,894
Forest Laboratories, Inc.* (a)	71,647	2,246,850
Johnson & Johnson	653,853	42,631,216
King Pharmaceuticals, Inc.*	61,575	724,122
Merck & Co., Inc.	740,338	27,651,624
Mylan, Inc.* (a)	72,100	1,637,391
Pfizer, Inc.	1,917,743	32,889,292
Watson Pharmaceuticals, Inc.* (a)	25,907	1,082,135

		152,755,118
Industrials 10.4%
Aerospace & Defense 2.9%
Boeing Co.	180,314	13,092,600
General Dynamics Corp.	91,119	7,034,387
Goodrich Corp.	29,638	2,090,072
Honeywell International, Inc.	182,809	8,275,763
ITT Corp.	42,592	2,283,357
L-3 Communications Holdings, Inc.	27,068	2,480,241
Lockheed Martin Corp.	74,891	6,232,429
Northrop Grumman Corp.	72,227	4,735,924
Precision Castparts Corp.	34,128	4,324,359
Raytheon Co. (a)	89,853	5,132,403
Rockwell Collins, Inc. (a)	38,244	2,393,692
United Technologies Corp.	222,858	16,404,577

		74,479,804
Air Freight & Logistics 1.0%
C.H. Robinson Worldwide, Inc.	40,532	2,263,712
Expeditors International of Washington, Inc.	51,200	1,890,304
FedEx Corp. (a)	74,260	6,935,884
United Parcel Service, Inc. "B" (a)	235,509	15,169,135

		26,259,035
Airlines 0.1%
Southwest Airlines Co.	174,114	2,301,787
Building Products 0.1%
Masco Corp.	84,905	1,317,726
Commercial Services & Supplies 0.5%
Avery Dennison Corp.	27,531	1,002,404
Cintas Corp. (a)	32,666	917,588
Iron Mountain, Inc.	42,300	1,159,020
Pitney Bowes, Inc.	48,285	1,180,568
R.R. Donnelley & Sons Co.	46,061	983,402
Republic Services, Inc.	75,699	2,196,785
Stericycle, Inc.* (a)	20,200	1,100,900
Waste Management, Inc. (a)	115,307	3,970,020

		12,510,687
Construction & Engineering 0.2%
Fluor Corp.	42,550	1,979,001
Jacobs Engineering Group, Inc.* (a)	29,300	1,324,067
Quanta Services, Inc.*	51,300	982,908

		4,285,976
Electrical Equipment 0.5%
Emerson Electric Co. (a)	178,536	8,987,502
First Solar, Inc.* (a)	11,395	1,397,597
Rockwell Automation, Inc.	35,021	1,973,784
Roper Industries, Inc. (a)	22,366	1,293,649

		13,652,532
Industrial Conglomerates 2.4%
3M Co.	169,579	14,171,717
General Electric Co. (a)	2,536,081	46,156,674
Textron, Inc. (a)	62,654	1,330,145

		61,658,536
Machinery 1.7%
Caterpillar, Inc. (a)	148,668	9,343,784
Cummins, Inc.	48,058	2,977,193
Danaher Corp.	62,238	4,973,439
Deere & Co. (a)	100,778	5,992,260
Dover Corp.	44,072	2,060,366
Eaton Corp.	39,870	3,020,950
Flowserve Corp.	13,692	1,509,817
Illinois Tool Works, Inc.	92,796	4,394,818
PACCAR, Inc. (a)	85,881	3,722,082
Pall Corp.	28,010	1,134,125
Parker Hannifin Corp.	38,352	2,482,908
Snap-on, Inc.	14,732	638,485

		42,250,227
Professional Services 0.1%
Dun & Bradstreet Corp.	11,314	841,988
Equifax, Inc. (a)	29,609	1,060,002
Robert Half International, Inc. (a)	35,075	1,067,332

		2,969,322
Road & Rail 0.8%
CSX Corp. (a)	92,530	4,709,777
Norfolk Southern Corp.	88,063	4,921,841
Ryder System, Inc.	11,990	464,732
Union Pacific Corp.	119,422	8,753,633

		18,849,983
Trading Companies & Distributors 0.1%
Fastenal Co. (a)	30,800	1,478,092
W.W. Grainger, Inc. (a)	14,409	1,557,901

		3,035,993
Information Technology 18.6%
Communications Equipment 2.5%
Cisco Systems, Inc.* (a)	1,361,634	35,443,333
Harris Corp.	30,800	1,462,692
JDS Uniphase Corp.*	55,939	700,916
Juniper Networks, Inc.*	123,834	3,799,227
Motorola, Inc.*	545,390	3,828,638
QUALCOMM, Inc.	399,858	16,790,037
Tellabs, Inc.	89,730	679,256

		62,704,099
Computers & Peripherals 5.6%
Apple, Inc.*	215,673	50,668,058
Dell, Inc.* (a)	409,278	6,143,263
EMC Corp.*	488,590	8,814,163
Hewlett-Packard Co.	560,279	29,778,829
International Business Machines Corp.	308,987	39,627,583
Lexmark International, Inc. "A"*	17,357	626,240
NetApp, Inc.*	81,309	2,647,421
QLogic Corp.*	25,500	517,650
SanDisk Corp.*	54,200	1,876,946
Teradata Corp.*	38,308	1,106,718
Western Digital Corp.*	53,435	2,083,431

		143,890,302
Electronic Equipment, Instruments & Components 0.6%
Agilent Technologies, Inc.*	82,957	2,852,891
Amphenol Corp. "A"	42,330	1,785,903
Corning, Inc.	371,897	7,516,038
FLIR Systems, Inc.*	37,900	1,068,780
Jabil Circuit, Inc.	43,489	704,087
Molex, Inc. (a)	31,086	648,454

		14,576,153
Internet Software & Services 1.9%
Akamai Technologies, Inc.* (a)	40,200	1,262,682
eBay, Inc.*	268,632	7,239,632
Google, Inc. "A"* (a)	57,391	32,541,271
Monster Worldwide, Inc.* (a)	31,489	523,032
VeriSign, Inc.* (a)	45,600	1,186,056
Yahoo!, Inc.*	282,733	4,673,577

		47,426,250
IT Services 1.4%
Automatic Data Processing, Inc.	120,010	5,336,845
Cognizant Technology Solutions Corp. "A"*	71,222	3,630,897
Computer Sciences Corp.*	36,743	2,002,126
Fidelity National Information Services, Inc.	79,015	1,852,112
Fiserv, Inc.* (a)	37,005	1,878,374
MasterCard, Inc. "A" (a)	22,800	5,791,200
Paychex, Inc.	76,701	2,354,721
SAIC, Inc.* (a)	70,032	1,239,566
Total System Services, Inc.	47,866	749,582
Visa, Inc. "A" (a)	106,001	9,649,271
Western Union Co.	160,396	2,720,316

		37,205,010
Office Electronics 0.1%
Xerox Corp.	326,778	3,186,085
Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc.*	139,897	1,296,845
Altera Corp. (a)	71,644	1,741,666
Analog Devices, Inc.	70,868	2,042,416
Applied Materials, Inc.	315,704	4,255,690
Broadcom Corp. "A"	102,283	3,393,750
Intel Corp.	1,313,515	29,238,844
KLA-Tencor Corp.	40,585	1,254,888
Linear Technology Corp.	53,196	1,504,383
LSI Corp.*	149,255	913,441
MEMC Electronic Materials, Inc.* (a)	50,700	777,231
Microchip Technology, Inc. (a)	42,900	1,208,064
Micron Technology, Inc.*	205,349	2,133,576
National Semiconductor Corp.	56,966	823,159
Novellus Systems, Inc.*	20,882	522,050
NVIDIA Corp.* (a)	132,643	2,305,335
Teradyne, Inc.* (a)	43,358	484,309
Texas Instruments, Inc.	295,415	7,228,805
Xilinx, Inc. (a)	66,203	1,688,176

		62,812,628
Software 4.0%
Adobe Systems, Inc.*	124,044	4,387,436
Autodesk, Inc.*	54,548	1,604,802
BMC Software, Inc.*	42,766	1,625,108
CA, Inc.	95,515	2,241,737
Citrix Systems, Inc.* (a)	43,614	2,070,357
Compuware Corp.*	59,252	497,717
Electronic Arts, Inc.*	77,706	1,449,994
Intuit, Inc.*	73,530	2,525,020
McAfee, Inc.*	37,100	1,488,823
Microsoft Corp.	1,813,790	53,089,634
Novell, Inc.*	87,582	524,616
Oracle Corp.	928,451	23,851,906
Red Hat, Inc.* (a)	46,493	1,360,850
Salesforce.com, Inc.*	25,800	1,920,810
Symantec Corp.*	190,864	3,229,419

		101,868,229
Materials 3.4%
Chemicals 1.8%
Air Products & Chemicals, Inc.	50,318	3,721,016
Airgas, Inc.	19,650	1,250,133
CF Industries Holdings, Inc.	12,135	1,106,469
Dow Chemical Co. (a)	274,058	8,103,895
E.I. du Pont de Nemours & Co.	213,858	7,964,072
Eastman Chemical Co.	16,969	1,080,586
Ecolab, Inc. (a)	57,242	2,515,786
FMC Corp.	17,200	1,041,288
International Flavors & Fragrances, Inc.	17,716	844,522
Monsanto Co. (a)	130,566	9,325,024
PPG Industries, Inc.	39,962	2,613,515
Praxair, Inc. (a)	72,754	6,038,582
Sigma-Aldrich Corp.	28,616	1,535,534

		47,140,422
Construction Materials 0.1%
Vulcan Materials Co. (a)	29,176	1,378,274
Containers & Packaging 0.2%
Ball Corp.	22,324	1,191,655
Bemis Co., Inc.	25,930	744,709
Owens-Illinois, Inc.*	39,600	1,407,384
Pactiv Corp.*	33,149	834,692
Sealed Air Corp.	36,272	764,614

		4,943,054
Metals & Mining 1.1%
AK Steel Holding Corp.	24,700	564,642
Alcoa, Inc. (a)	244,638	3,483,645
Allegheny Technologies, Inc. (a)	22,479	1,213,641
Cliffs Natural Resources, Inc.	32,437	2,301,405
Freeport-McMoRan Copper & Gold, Inc. (a)	101,949	8,516,820
Newmont Mining Corp.	116,354	5,925,909
Nucor Corp. (a)	73,799	3,348,999
Titanium Metals Corp.* (a)	22,200	368,298
United States Steel Corp. (a)	33,375	2,119,980

		27,843,339
Paper & Forest Products 0.2%
International Paper Co.	101,512	2,498,210
MeadWestvaco Corp. (a)	41,578	1,062,318
Weyerhaeuser Co.	49,429	2,237,651

		5,798,179
Telecommunication Services 2.8%
Diversified Telecommunication Services 2.5%
AT&T, Inc.	1,402,919	36,251,427
CenturyTel, Inc. (a)	71,196	2,524,610
Frontier Communications Corp. (a)	68,405	508,933
Qwest Communications International, Inc. (a)	365,743	1,909,179
Verizon Communications, Inc. (a)	674,251	20,915,266
Windstream Corp. (a)	105,701	1,151,084

		63,260,499
Wireless Telecommunication Services 0.3%
American Tower Corp. "A"*	94,636	4,032,440
MetroPCS Communications, Inc.*	67,200	475,776
Sprint Nextel Corp.* (a)	712,714	2,708,313

		7,216,529
Utilities 3.4%
Electric Utilities 1.8%
Allegheny Energy, Inc. (a)	38,218	879,014
American Electric Power Co., Inc.	114,865	3,926,086
Duke Energy Corp.	310,391	5,065,581
Edison International	76,474	2,613,116
Entergy Corp.	44,609	3,628,942
Exelon Corp.	157,388	6,895,168
FirstEnergy Corp. (a)	73,111	2,857,909
FPL Group, Inc.	98,087	4,740,545
Northeast Utilities	42,000	1,160,880
Pepco Holdings, Inc.	50,600	867,790
Pinnacle West Capital Corp.	24,896	939,326
PPL Corp.	88,248	2,445,352
Progress Energy, Inc.	68,050	2,678,448
Southern Co. (a)	190,879	6,329,548

		45,027,705
Gas Utilities 0.2%
EQT Corp.	30,000	1,230,000
Nicor, Inc.	11,737	492,015
ONEOK, Inc.	25,243	1,152,343
Questar Corp.	41,300	1,784,160

		4,658,518
Independent Power Producers & Energy Traders 0.2%
AES Corp.*	155,137	1,706,507
Constellation Energy Group, Inc.	46,787	1,642,691
NRG Energy, Inc.* (a)	62,644	1,309,260

		4,658,458
Multi-Utilities 1.2%
Ameren Corp.	57,319	1,494,880
CenterPoint Energy, Inc.	93,768	1,346,508
CMS Energy Corp. (a)	52,649	813,954
Consolidated Edison, Inc.	67,894	3,023,999
Dominion Resources, Inc. (a)	142,501	5,858,216
DTE Energy Co.	39,903	1,779,674
Integrys Energy Group, Inc. (a)	19,100	904,958
NiSource, Inc. (a)	64,766	1,023,303
PG&E Corp.	89,116	3,780,301
Public Service Enterprise Group, Inc.	121,581	3,589,071
SCANA Corp.	27,767	1,043,762
Sempra Energy	59,496	2,968,850
TECO Energy, Inc. (a)	52,988	841,979
Wisconsin Energy Corp.	28,400	1,403,244
Xcel Energy, Inc.	110,737	2,347,623

		32,220,322

Total Common Stocks (Cost $1,981,226,377)		2,510,740,087

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.2%
US Treasury Obligation
US Treasury Bill, 0.122% **, 5/6/2010 (b) (Cost $5,214,279)	5,215,000	5,214,291

	Shares	Value ($)
Securities Lending Collateral 26.8%
Daily Assets Fund Institutional, 0.22% © (d) (Cost $680,404,674)	680,404,674	680,404,674
Cash Equivalents 1.0%
Central Cash Management Fund, 0.16% © (Cost $25,785,511)	25,785,511	25,785,511

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,692,630,841) †	126.8	3,222,144,563
Other Assets and Liabilities, Net	(26.8)	(680,613,865)

Net Assets	100.0	2,541,530,698

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $2,880,060,059.  At March 31, 2010, net unrealized appreciation for all securities based on tax cost was $342,084,504.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $818,927,242 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $476,842,738.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2010 amounted to $662,135,961 which is 26.1% of net assets.
(b)	At March 31, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
REIT: Real Estate Investment Trust
At March 31, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

S&P 500 Index	USD	6/17/2010	115	33,499,500	458,736

Currency Abbreviations

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(e)	$2,510,740,087	$—	$—	$2,510,740,087
Short-Term Investments(e)	706,190,185	5,214,291	—	711,404,476
Derivatives(f)	458,736	—	—	458,736
Total	$3, 217,389,008	$5,214,291	$—	$3,222,603,299

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open future contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Portfolio's derivative instruments as of March 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$458,736

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index Portfolio

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Equity 500 Index Portfolio

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 21, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 21, 2010